ACCRUED LIABILITIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ACCRUED LIABILITIES [Abstract]
Accrued Interest	$ 1,600,000	$ 1,730,000
Accrued Expenses	4,967,000	8,613,000
Total as of December 31	6,567,000	10,343,000
Unpaid drydocking costs, capitalized	$ 1,100,000	$ 4,000,000